Note 16 - Summarised financial information on Harvest Fund Management Co., LTD (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019 [1]	Dec. 31, 2018 [2]
Summarised financial information on Harvest Fund Management Co., LTD [Line Items]
Total net revenues		€ 590	€ 564
Net income (loss)		144	148
Other comprehensive income		0	4
Total comprehensive income (loss), net of tax	[3]	144	152
Total assets		1,651	1,319
Total liabilities		863	612
Noncontrolling interests		19	21
Net assets of the equity method investee		€ 770	€ 685

[1]	December 2019 numbers are based on 2019 unaudited financials
[2]	December 2018 numbers are based on 2018 audited financials
[3]	The Group received dividends from Harvest Fund Management Co., Ltd. of EUR21million during the reporting period 2019 (2018: EUR12million